Goodwill and other intangible assets - Impairment and key assumptions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of Goodwill	$ 87,894
Discount rate	10.30%	11.00%
IHS Latam Group
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of Goodwill	$ 87,900